Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Movement Of Allowance For Doubtful Accounts Abstract
Balance at beginning of year	¥ 878	¥ 838	¥ 1,815
Additions for the year		50	524
Written off for the year	(748)		(1,511)
Foreign currency translation difference	(4)	(10)	10
Balance at the end of year	¥ 126	¥ 878	¥ 838